Risk management (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 8,317	$ 10,094	$ 636